UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                         (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: February 28, 2011

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2011

For the Period from December 31, 2010 (Date of Initial Public Investment) to February 28, 2011
(Unaudited)

Roumell Opportunistic Value Fund

Institutional Class Shares
Class A Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Roumell Opportunistic Value Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Roumell Opportunistic Value Mutual Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between Roumell Asset Management, LLC, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Roumell Opportunistic Value Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, opportunistic investment strategy risk, sector risk, non-diversified fund risk, portfolio turnover risk, investment advisor risk, new fund risk, currency risk, political/economic risk, general uncertainty concerning future regulatory changes, small-cap and mid-cap securities risk, micro-cap securities risk,  foreign securities risk, interest rate and credit risk, maturity risk, inflation risk, investment-grade securities risk, lower-rated securities or “junk bonds” risk, risk of investing in municipal securities, risk of investing in REITs, risk of investing in corporate debt securities, and government debt markets may be illiquid or disrupted. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about April 29, 2011.

For More Information on Your Roumell Opportunistic Value Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value December 31, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*
Actual Institutional Shares Class A Shares
	$1,000.00	$1,003.00	$1.89
	$1,000.00	$957.90	$2.22
* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 59 days and divided by 365 (to reflect the number of days in the initial fiscal period).

Expense Example	Beginning Account Value December 31, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period**
Hypothetical (5% annual return before expenses)	$1,000.00 $1,000.00
Institutional Shares		$1,005.78	$1.89
Class A Shares		$1,005.10	$2.28
** Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 59 days and divided by 365 (to reflect the number of days in the initial fiscal period).

2 Wisconsin Circle, Suite 660 Chevy Chase, Maryland 20815 P: 301-656-8500 F:301-656-8501 www.roumellasset.com

March 31, 2011

In this maiden voyage letter to our Fund’s investors, we want, first and foremost, to welcome you as shareholders.  As investors in our Fund, you have committed hard-earned capital to our care.  We will honor that act of trust by remaining disciplined to the approach that motivated you to allocate capital to us, and promise to communicate regularly with you in a transparent manner about what is working, what is not, and where we are seeking investment opportunities.  For example, we will report the cost basis of the securities in the Fund in our annual and semi-annual reports, something not commonly disclosed in the mutual fund industry.  Additionally, the partners of Roumell Asset Management have 100% of their financially eligible assets invested in one of the firm’s portfolio options (separate accounts and/or mutual fund).

Our Fund officially launched on December 31, 2010.  At the end of February, our Fund was about 41% invested in stocks and bonds.  Equity investments accounted for 25% of the Fund and fixed income investments (including a deeply discounted closed-end bond fund) accounted for 16%.* While we remain cautious in deploying capital, we are quite excited about the individual securities we now own.  We have three primary investment themes:

•
Well-capitalized undiscovered special situations with scant Wall Street coverage: Ellington Financial LLC, (EFC); Transact Technologies Inc., (TACT); QAD Inc., (QADA); and SeaChange International Inc., (SEAC).

•
Well-capitalized out-of-favor (widely disliked) companies: Cisco Systems Inc., (CSCO); Tellabs Inc., (TLAB); Dell Inc., (DELL); Sierra Wireless Inc., (SWIR); Skechers USA Inc., (SKX); and Merck & Co. Inc., (MRK).

•
Higher yielding corporate debt buttressed by hard assets.  These securities were purchased with yields to maturity ranging from 7.2% to 9% and will provide our Fund a steady stream of income for several years.  Bonds purchased: Comstock Resources 7.75% 4/1/19, Stone Energy 6.75% 12/15/14, StoneMor 10.25% 12/1/17, Supervalu 7.50% 11/15/14, and American Select Portfolio, (SLA).

First and foremost, we like undiscovered ideas found away from the crowd because they allow us to more fully leverage our in-house research process, which most often is driven by company and industry visits and in-depth company analysis. These companies are often not followed or only modestly followed by research analysts. This means that these securities are less likely to reflect a “sales premium” resulting from Wall Street’s selling machine. What a thrill it is to discover a compelling investment story, backed by a strong balance sheet and talented managers, before the crowd arrives.

Second, we search for events in the market, in an industry or in a particular company, that depress publicly traded security prices below our estimates of intrinsic value. These securities are, in fact, “rented” during a time when we believe they are seriously mispriced. Sigmund Freud described the goal of psychoanalysis as turning “hysterical misery into common everyday unhappiness.” A similar claim can be made for these holdings: we purchase them at a time of deep investor disdain based on a perception of “hysterical misery,” and sell when they are simply more rationally priced, if not with a euphoric premium. Cisco, Dell, and Merck all fit this category. Mention any of them at a cocktail party, and the Apple and Google shareholders in the room will sneer. The former companies’ prices, however, reflect deep investor contempt and we’re happy to own them at the prices we paid.

Lastly, we continue to believe that our investments ought to reflect a balance between equities like the ones just described and higher-yielding fixed-income investments that provide a steady source of recurring income. Although most headlines are dedicated to the stock market’s daily activities, we believe that corporate bonds often provide a superior risk adjusted return given their senior position in a company’s capital structure. The stock market is sold day in and day out as the solution to growing one’s savings, but the reality is that since 1926 fewer than 50% of the rolling 10-year periods, beginning each month, have produced an annualized return of 10%. In fact, more than 40% of such periods failed to produce an annualized 8% return. Recall that Benjamin Graham believed a portfolio ought to be constructed in a barbell-like fashion, with a standard allocation of 50% stocks and 50% bonds whereby equities represent a minimum of 25% and a maximum of 75% based on opportunities, with price being the key determinant of allocation.

Our approach is to seek value wherever we find it, while remaining patient during periods when value is not within reach. We believe there is much to worry about on a macro level: U.S. consumers overburdened by debt; a very poor housing market possibly several years away from successfully working off excess inventory; significant state and federal budgetary issues with no easy solutions; and highly difficult to predict worldwide forces having a greater than historical “punch” on our markets and economy given the deepening interconnectedness of the world.

A different approach to deep value investing

However, we remain excited about “picking off” investments possessing deep-value characteristics, be they undiscovered or deeply out-of-favor equities, or contracts (bonds) producing high levels of income while possessing, in our view, “money good” characteristics. We have long practiced our bottom-up security-specific investment philosophy even in the face of concerns about macro issues. Thus, we are familiar with selecting securities based on a fundamental appreciation for the price versus value proposition, even when we do not like overall market levels and/or particular economic indicators.

We firmly believe that obsessing about “price paid” has a far greater impact in securing respectable returns than gauging what John Maynard Keynes referred to as “the average opinion of the average opinion.” In fact, many such “average of average opinions” seem to be on hand these days. For instance, in the negative camp: U.S. debt levels will sink our ship of state and we will soon collapse under its weight, municipalities will soon be defaulting on large amounts of debt, and inflation is ready to skyrocket. Conversely, there are positive consensus views: the recovery is firmly in place, corporations are profitable and strong, world GDP is growing, and unemployment numbers are declining. Which view provides a variant narrative that can be used for investment gain? Can such musings and analysis result in meaningful, persistent, and duplicable investment results?

A. Gary Shilling is one of the most astute economists we at Roumell have ever encountered. He possesses an investment track record unlike most economists. Gary is a superior macro thinker who directly addresses the problem faced by macro-oriented investors. Gary comments, “The objective of forecasting is to identify the significant but undiscounted aspects of the outlook. This is where the true opportunities for investors lie and where business can get the jump on competitors. A rehash of the consensus view, which is fully discounted in security markets and business plans, is nearly useless.” Gary is the author of an excellent new book, The Age of Deleveraging, and is currently a consultant to our firm. We speak with him on a monthly basis and always walk away with a deeper understanding of the forest while we nonetheless focus our efforts on very specific trees.

Thus, for us, while remaining conscious of the forest, investing is about price versus value, plus patience, as it pertains to very specific securities purchased at very specific prices, period.

One of the animating principles underscoring our tagline, “A different approach to deep value investing,” is that we pay attention to economic trends. However, as noted, we prefer to obsess about price, not macroeconomic conditions. We want specific risk, not market beta. A quick example: If you were to consider purchasing the neighborhood dry cleaner, you would be unlikely to focus on national debt levels. Instead, you would be concerned with cash flow, local property values, and demographic characteristics of that specific dry cleaner, in light of a particular price. Public security markets allow us to occasionally buy such a dry cleaner on the cheap, as it sometimes gets priced based in part off of non-relevant factors (European debt crisis, Libyan uprising, or U.S. monetary policy) that rarely would affect private market pricing if we approached the current dry cleaner’s owner directly.

Perhaps Warren Buffett said it best: “Value investing ideas are so simple and commonplace. It seems like a waste to go to school and get a PhD in economics. It’s a little like spending eight years in divinity school and having someone tell you the Ten Commandments are all that matter.” Indeed, investing is best when it’s straightforward, sensible, and most businesslike. The securities highlighted in this letter are ones that we are actively and enthusiastically running toward, as opposed to a “looks pretty interesting” thesis that summed up a purchase recommendation in a recent piece of sell-side research we read.

Finally, we are not managing for this quarter or this year but rather managing to position ourselves to earn a respectable real rate of return using mental toughness, imagination, and conservative judgment on a multiyear basis. Since the Fund’s inception on December 31, 2010, we only have very short term performance information available as of this report which can be seen in the table below:

	Returns from December 31, 2010 – February 28, 2011	Gross expense ratio as of 02/28/2011	Net expense ratio as of 02/28/2011
Roumell Opportunistic Value Fund Institutional Class Shares	0.30%**	1.23%	1.23%***
Roumell Opportunistic Value Fund Class A Shares (without load)	0.20%**	1.48%	1.48%***
Roumell Opportunistic Value Fund Class A Shares (including 4.5% sales load)	-4.30%**	1.48%	1.48%***
Russell 2000 Value index****	5.31%	NA	NA
60% Russell 2000 Value index, and 40% Barclays Capital U.S. Government/Credit Index*****	3.20%	NA	NA
S&P 500 Total Return Index *****	5.88%	NA	NA

Our commitment to select higher-yielding debt instruments will enable us to earn a substantial income stream for several years henceforth on part of the portfolio while allowing us to be opportunistic on the equity side of the portfolio, whether those equities are of the undiscovered or deeply disliked variety. Absent compelling investment opportunities, we will remain invested in cash instruments. If markets rise unabated, we will most likely underperform popular indices—for a period—given our more conservative investment stance and absolute refusal to “chase” securities.

We also want to note that Rich Sherman recently left Roumell Asset Management to pursue other opportunities. We want to thank Rich for his contributions to the firm and wish him the best in his future endeavors. In the meantime, an active search is under way to hire a senior research analyst. We remain well equipped internally to allocate capital and continue to work on a consulting basis with our senior-level industry contacts, who are most often hired to challenge our investment thesis, not to confirm it.******

Best Regards,

Jim Roumell
Portfolio Manager
Roumell Opportunistic Value Fund

*See Schedule of Investments for percentage of ownership for each sector

**Performance shown is for the period ended February 28, 2011. The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance data may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds’ most recent month-end, please visit www.ncfunds.com.

*** The Advisor has entered into an Operating Plan with the Fund’s administrator, through November 30, 2011, under which it has agreed to assume certain fees of the administrator and Acquired Fund Fees and Expenses to the extent such fees and expenses cause the Total Annual Fund Operating Expenses to exceed 1.48% of the average daily net assets of the Class A shares of the Fund or 1.23% of the average daily net assets of the Institutional Class shares of the Fund.  The Operating Plan may be terminated by either party at the conclusion of the then current term upon (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

****The Fund’s primary benchmark index is the Russell 2000 Value index.  You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.

*****The Fund has two secondary benchmark indexes. The first is a blend comprised of 60% of the Russell 2000 Value index, and 40% Barclays Capital U.S. Government/Credit Index. The second benchmark index is the S&P 500 Total Return Index.  You cannot invest directly in these indexes.  These indexes do not have an investment advisor and do not pay any commissions, expenses, or taxes.  If these indexes did pay commissions, expenses, or taxes, their returns would be lower.

******The views in the foregoing discussion  were those of the Fund’s investment adviser as of the date set forth above and may not reflect its views on the date this Annual Report is first published or anytime thereafter.  These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of February 28, 2011
			Shares	Cost	Value (Note 1)

COMMON STOCKS - 24.62%

Consumer Discretionary - 1.42%
*	Skechers U.S.A., Inc.		1,930	$40,069	$40,105
					40,105
Financials - 4.60%
	Ellington Financial LLC		5,510	126,846	129,816
					129,816
Health Care - 2.08%
	Merck & Co., Inc.		1,800	57,847	58,626
					58,626
Information Technology - 16.52%
*	Cisco Systems, Inc.		4,780	94,855	88,717
*	Dell, Inc.		1,690	23,255	26,753
*	QAD, Inc.		4,570	41,689	41,541
*	Seachange International, Inc.		9,700	89,775	91,568
*	Sierra Wireless, Inc.		8,840	98,051	93,172
	Tellabs, Inc.		6,540	39,485	35,251
*	Transact Technologies, Inc.		8,980	85,064	89,082
					466,084

	Total Common Stocks (Cost $696,936)				694,631

			Interest	Maturity
		Principal	Rate	Date
CORPORATE BONDS - 12.48%
*	Stonemor Operating LLC	50,000	10.25%	12/1/2017	52,375
*	Stone Energy Corp.	50,000	6.75%	12/15/2014	49,750
*	SUPERVALU, Inc.	50,000	7.50%	11/15/2014	50,125
*	Comstock Resources, Inc.	200,000	7.75%	4/1/2019	200,025

	Total Corporate Bonds (Cost $349,771)				352,275

EXCHANGE TRADED PRODUCT - 3.57%
	American Select Portfolio		9,800	100,699	100,842

	Total Exchange Traded Product (Cost $100,699)				100,842

INVESTMENT COMPANY - 62.64%
§	BlackRock Liquidity Funds Treasury Trust Fund, 0.01%			1,767,721	1,767,721

	Total Investment Company (Cost $1,767,721)				1,767,721

					(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of February 28, 2011
			Value (Note 1)

Total Value of Investments (Cost $2,915,127) - 103.31%			$2,915,469

Liabilities in Excess of Other Assets - (3.31)%			(93,444)

Net Assets - 100%			$2,822,025

* Non-income producing investment	LLC - Limited Liability Company
§ Represents 7 day effective yield

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	1.42%	$40,105
Financials	4.60%	129,816
Health Care	2.08%	58,626
Information Technology	16.52%	466,084
Corporate Bonds	12.48%	352,275
Exchange Traded Product	3.57%	100,842
Investment Company	62.64%	1,767,721
Total	103.31%	$2,915,469

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Statement of Assets and Liabilities
(Unaudited)

As of February 28, 2011

Assets:
Investments, at value (cost $2,915,127)	$2,915,469
Receivables:
Fund shares sold	431,926
Dividends and interest	4,460

Total assets	3,351,855

Liabilities:
Payables:
Investments purchased	528,121
Accrued expenses
Other expenses	1,709

Total liabilities	529,830

Net Assets	$2,822,025

Net Assets Consist of:
Capital	$2,821,505
Undistributed net investment income	178
Net unrealized appreciation on investments	342

Total Net Assets	$2,822,025

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	225,965
Net Assets	2,267,024
Net Asset Value, Offering Price and Redemption Price Per Share	$10.03

Class A Shares outstanding, no par value (unlimited authorized shares)	55,330
Net Assets	555,001
Net Asset Value, and Redemption Price Per Share	$10.03
Offering Price Per Share ($55,330 ÷ 95.50%)	$10.50

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Statement of Operations
(Unaudited)

For the period from December 31, 2010 (Date of Initial Public Investment) to February 28, 2011

Investment Income:
Interest	$1,048
Dividends	1,493

Total Income	2,541

Expenses:
Advisory fees (note 2)	1,687
Administration fees (note 2)	568
Distribution and service fees - Class A Shares (note 3)	108

Total Expenses	2,363

Net Expenses	2,363

Net Investment Income	178

Realized and Unrealized Gain on Investments:

Change in unrealized appreciation on investments	342

Realized and Unrealized Gain on Investments	342

Net Increase in Net Assets Resulting from Operations	$520

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Statements of Changes in Net Assets
(Unaudited)

For the period from December 31, 2010 (Date of Initial Public Investment) to February 28, 2011

Operations:
Net investment income	$178
Change in unrealized appreciation on investments	342

Net Increase in Net Assets Resulting from Operations	520

Capital Share Transactions:
Shares sold	2,821,505

Increase from Capital Share Transactions	2,821,505

Net Increase in Net Assets	2,822,025

Net Assets:
Beginning of Period	-
End of Period	$2,822,025

Undistributed Net Investment Income	$178

Share Information:
Shares Sold	281,296
Reinvested distributions	-
Shares repurchased	-
Net Increase in Capital Shares	281,296
Shares Outstanding, Beginning of Period	-
Shares Outstanding, End of Period	281,296

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Financial Highlights
(Unaudited)

For a share outstanding during the	Institutional Class Shares
period from December 31, 2010 (Date of Initial Public Investment) to February 28, 2011

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net realized and unrealized gain on securities	0.03

Total from Investment Operations	0.03

Net Asset Value, End of Period	$10.03

Total Return (c)(d)	0.30%

Net Assets, End of Period (in thousands)	$2,267

Average Net Assets for the Period (in thousands)	$914

Ratios of:
Gross Expenses to Average Net Assets (e)	1.23%	(a)
Net Expenses to Average Net Assets (e)	1.23%	(a)
Net Investment Income/(Loss) to Average Net Assets	0.19%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e) The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements		(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Financial Highlights
(Unaudited)

For a share outstanding during the	Class A Shares
period from December 31, 2010 (Date of Initial Public Investment) to February 28, 2011

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net realized and unrealized gain on securities	0.03

Total from Investment Operations	0.03

Net Asset Value, End of Period	$10.03

Total Return (c)(d)	0.20%

Net Assets, End of Period (in thousands)	$555

Average Net Assets for the Period (in thousands)	$281

Ratios of:
Gross Expenses to Average Net Assets (e)	1.48%	(a)
Net Expenses to Average Net Assets (e)	1.48%	(a)
Net Investment Income/(Loss) to Average Net Assets	(0.19)%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e) The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The Roumell Opportunistic Value Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

Roumell Asset Management, LLC (“Roumell Asset Management” or the “Advisor”) seeks to achieve the Fund’s investment objective by using an opportunistic investment strategy.  The Advisor is an opportunistic capital allocator (OCA) with a deep value bias in selecting individual securities.  The Advisor will wait until an investment situation is presented where, in its opinion, the odds of success are favorable relative to the risks.  In the absence of such situations, the Fund will stay liquid and on the sidelines invested in Cash and Cash Equivalents (defined below).  The Advisor’s approach to opportunistic investing emphasizes purchasing securities at a meaningful, quantifiable discount to its calculation of intrinsic value taking into consideration the understandability of the business model, the safety of the capital structure, and the competency of the company’s management.  Using this opportunistic strategy, however, may result in the Advisor finding many suitable investment opportunities for the Fund during certain periods but finding very few during other periods.

The Advisor believes that its strength lies in digging deeply into specific securities (equity and fixed income), assessing underlying value, and remaining highly disciplined about what it deems to be a reasonable price for those securities.

The Advisor also believes that securities that possess deep value characteristics can be found in various asset classes, not just equities.  Although much attention is paid to the stock market’s daily activities, the Advisor believes that mispricing can occur in other markets as well; therefore, the Advisor is impartial as to where in a company’s capital structure it will invest, and, consequently, the Advisor will pursue both equity and debt investments.  The Advisor’s ultimate goal is to buy securities at a meaningful discount to its estimate of underlying intrinsic value.

The Fund’s portfolio will primarily consist of (i) domestic and foreign equity securities (“Equity Securities”); (ii) domestic and foreign fixed income securities including, but not limited to, government and corporate debt securities, “junk” bonds, municipal securities and REITs (“Fixed Income Securities”); and (iii) interest-bearing instruments, including, but not limited to, treasury bills, other U.S. government obligations and bonds, collateralized repurchase contracts, money market instruments and money market funds (collectively, “Cash and Cash Equivalents”). The Fund may invest in these securities directly or indirectly through investments in other investment companies including closed-end funds and Exchange Traded Funds (“ETFs”).  The Fund’s emphasis will be on domestic equity and domestic high-yield corporate debt; however, there is no predetermined allocation of the Fund’s assets among Equity Securities, Fixed Income Securities and Cash and Cash Equivalents.  The Advisor will allocate the Fund’s assets as it deems appropriate in accordance with the Fund’s investment objective and investment strategy.  The Fund’s investment policy may be changed without shareholder approval upon prior written notice to shareholders.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the initial period from December 31, 2010 through February 28, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1		Level 2		Level 3
Common Stocks	$694,631	$694,631	$	- -	$	- -
Corporate Bonds Exchange Traded Products	352,275	-		352,275		- -
	100,842	100,842		- -		- -
Short-Term Investments	1,767,721	-		1,767,721		- -
Total	$2,915,469	$795,473		$2,119,996	$	- -

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.
Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
The Advisor has entered into an Operating Plan with the Fund’s administrator, through November 30, 2011, under which it has agreed to assume certain fees of the administrator and Acquired Fund Fees and Expenses to the extent such fees and expenses cause the Total Annual Fund Operating Expenses to exceed 1.48% of the average daily net assets of the Class A shares of the Fund or 1.23% of the average daily net assets of the Institutional Class shares of the Fund.  The Operating Plan may be terminated by either party at the conclusion of the then current term upon (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.31% if the average daily net assets are under $80,000,000 and gradually decreases to an annual rate of 0.124% once the average daily net assets reach $2 billion or more.  The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate. The Advisor has entered into an Operating Plan with the Fund’s administrator, through November 30, 2011, under which it has agreed to assume certain fees of the administrator and Acquired Fund Fees and Expenses to the extent such fees and expenses cause the Total Annual Fund Operating Expenses to exceed 1.48% of the average daily net assets of the Class A shares of the Fund or 1.23% of the

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

average daily net assets of the Institutional Class shares of the Fund. The Operating Plan may be terminated by either party at the conclusion of the then current term upon (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

3.	Distribution and Service Fees

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class A shares of the Fund (the “Plan”).  Pursuant to the Plan, the Fund is authorized to pay the Distributor a fee at an annual rate of 0.25% of average daily net assets of the Fund attributable to the Class A shares. The 0.25% fee is comprised of a 0.25% service fee.  Such fees is to be paid by the Fund monthly, or at such other intervals, as the Board shall determine. Such fees shall be based upon the average daily net assets of the Fund attributable to the Class A shares during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Fund charges a Rule 12b-1 fee at the annual rate of 0.25% of average daily net assets of the Fund attributable to the Class A shares.

4.	Purchases and Sales of Investment Securities

For the initial period from December 31, 2010 through February 28, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial Period	Purchases of Securities	Proceeds from Sales of Securities
December 31, 2010 - February 28, 2011	$1,147,348	$ -
(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended from December 31, 2010 through February 28, 2011.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, is applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the initial period from December 31, 2010 through February 28, 2011 the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

There were no distributions during the initial period from December 31, 2010 through February 28, 2011.

At February 28, 2011, the tax-basis cost of investments for federal income tax purposes were as follows:

Cost of Investments	$2,915,127

Unrealized Appreciation	$15,972
Unrealized Depreciation	(15,630)
Net Unrealized Appreciation	342

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

ROUMELL OPPORTUNISTIC VALUE FUND

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended February 28, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.	Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At the organizational meeting of the Fund’s Board of Trustees on September 15, 2010, the Trustees initially approved the Investment Advisory Agreement for an initial two-year term.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

 At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services to be provided by the Advisor to the Fund including, without limitation, the Advisor’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, coordination of services for the Fund among the Fund’s service providers, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees also noted that the Fund’s principal officers are employees of the Advisor and will serve the Fund without additional compensation.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., the Advisor’s Form ADV and descriptions of the Advisor’s business and compliance program), the Board of Trustees concluded that the quality, extent, and nature of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance programs, policies, and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset levels of the Fund; the Advisor’s payment of startup costs for the Fund; and the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements of  the Advisor and discussed the financial stability and profitability of the firm.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients.  The Trustees then compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund’s management fees were higher than some of the comparable funds and lower than others and were

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Additional Information (Unaudited)

higher than the peer group average.  The Trustees also determined that the Fund’s net expense ratio was higher than some of the comparable funds and lower than others and was lower than the peer group average.  The Trustees noted that the Advisor either makes payments to the Administrator or directly pays for certain expenses of the Funds under an Operating Plan in order to help limit the Funds’ annual operating expenses.  The Trustees also noted that the Fund’s asset levels were expected to be much smaller than the industry average during its start-up phase.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered the Fund’s fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee would stay the same when the Fund reached higher asset levels, the Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund would benefit from economies of scale under its agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’s agreement with its fund accountant and administrator would determine the Fund’s gross expenses and that this agreement utilized breakpoints in its fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board of Trustees determined that the Fund’s fee arrangements with the Advisor were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.
In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

Roumell Opportunistic Value Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services	Roumell Opportunistic Value Fund
116 South Franklin Street	2 Wisconsin Circle, Suite 660
Post Office Drawer 4365	Chevy Chase, Maryland 20815
Rocky Mount, North Carolina 27803

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: roumellfund.com

Semi-Annual Report 2011

For the Period from November 18, 2010 (Commencement of Operations) to February 28, 2011
(Unaudited)

The Vilas Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of The Vilas Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC 27603, Phone 1-800-773-3863.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of The Vilas Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, sector risk, non-diversified fund risk, portfolio turnover risk, investment advisor risk, new fund risk, political/economic risk, risks related to the general uncertainty concerning future regulatory changes, derivative risk, leverage risk, counterparty risk, short sales risk, and small-cap and mid-cap securities risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about April 29, 2011.

For More Information on Your Vilas Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value November 18, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*
Actual	$1,000.00	$1,039.30	$1.60

* Expenses are equal to the Fund’s annualized expense ratio of 1.93% multiplied by the average account value over the period, multiplied by 102 days and divided by 365 (to reflect the number of days in the initial period).

Expense Example	Beginning Account Value November 18, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period**
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.41	$1.57

** Expenses are equal to the Fund’s annualized expense ratio of 1.93% multiplied by the average account value over the period, multiplied by 102 days and divided by 365 (to reflect the number of days in the initial period).

The Vilas Fund

Schedule of Investments
(Unaudited)

As of February 28, 2011
	Shares	Value

COMMON STOCKS - 92.33%

Consumer Discretionary - 4.23%
Viacom, Inc.	1,050	$46,893
		46,893
Consumer Staples - 16.48%
The Coca-Cola Co.	276	17,642
CVS Caremark Corp.	1,191	39,375
PepsiCo, Inc.	696	44,140
Sysco Corp.	1,376	38,239
Wal-Mart Stores, Inc.	834	43,351
		182,747
Energy - 4.36%
Exxon Mobil Corp.	565	48,324
		48,324
Financials - 33.07%
Bank of America Corp.	17,845	255,005
The Bank of New York Mellon Corp.	1,446	43,944
Morgan Stanley	1,670	49,566
State Street Corp.	405	18,112
		366,627
Health Care - 23.06%
Medtronic, Inc.	6,404	255,648
		255,648
Information Technology - 11.13%
* Cisco Systems, Inc.	2,325	43,152
Intel Corp.	1,836	39,419
Microsoft Corp.	1,537	40,853
		123,424

Total Common Stocks (Cost $923,324)		1,023,663

INVESTMENT COMPANY - 0.47%
§ Fidelity Institutional Money Market Funds, 0.21%		5,218

Total Investment Company (Cost $5,218)		5,218

Total Value of Investments (Cost $928,542) - 92.80%		$1,028,881

Other Assets Less Liabilities - 7.20%		79,788

Net Assets - 100%		$1,108,669

		(Continued)

The Vilas Fund

Schedule of Investments
(Unaudited)

As of February 28, 2011

* Non-income producing investment
§ Represents 7 day effective yield

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	4.23%	$46,893
Consumer Staples	16.48%	182,747
Energy	4.36%	48,324
Financials	33.07%	366,627
Health Care	23.06%	255,648
Information Technology	11.13%	123,424
Other	0.47%	5,218
Total	92.80%	$1,028,881

See Notes to Financial Statements

The Vilas Fund

Statement of Assets and Liabilities
(Unaudited)

As of February 28, 2011

Assets:
Investments, at value (cost $928,542)	$1,028,881
Receivables:
Fund shares sold	80,356
Dividends and interest	986

Total assets	1,110,223

Liabilities:
Accrued expenses
Other Expenses	1,554

Total liabilities	1,554

Net Assets	$1,108,669

Net Assets Consist of:
Capital	$1,008,274
Accumulated net investment loss	(1,121)
Undistributed net realized gain on investments	1,177
Net unrealized appreciation on investments	100,339

Total Net Assets	$1,108,669
Shares Outstanding, no par value (unlimited authorized shares)	99,742
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$11.12

See Notes to Financial Statements

The Vilas Fund

Statement of Operations
(Unaudited)

For the period ended February 28, 2011

Investment Income:
Dividends	$3,421

Total Investment Income	3,421

Expenses:
Advisory fees (note 2)	3,494
Administration fees (note 2)	1,048

Total Expenses	4,542

Net Expenses	4,542

Net Investment Loss	(1,121)

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	1,177
Change in unrealized appreciation on investments	100,339

Realized and Unrealized Gain on Investments	101,516

Net Increase in Net Assets Resulting from Operations	$100,395

See Notes to Financial Statements

The Vilas Fund

Statements of Changes in Net Assets
(Unaudited)

For the period ended February 28, 2011

Operations:
Net investment loss	$(1,121)
Net realized gain from investment transactions	1,177
Change in unrealized appreciation on investments	100,339

Net Increase in Net Assets Resulting from Operations	100,395

Capital Share Transactions:
Shares sold	1,008,274
Reinvested dividends and distributions	-
Shares repurchased	-

Increase from Capital Share Transactions	1,008,274

Net Increase in Net Assets	1,108,669

Net Assets:
Beginning of period	-
End of period	$1,108,669

Share Information:
Shares Sold	99,742
Reinvested distributions	-
Shares repurchased	-
Net Increase in Capital Shares	99,742
Shares Outstanding, Beginning of Period	-
Shares Outstanding, End of Period	99,742

See Notes to Financial Statements

The Vilas Fund

Financial Highlights
(Unaudited)

For a share outstanding during the initial period
from November 18, 2010 (Commencement of Operations) through February 28, 2011

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.01)
Net realized and unrealized gain on securities	1.13

Total from Investment Operations	1.12

Net Asset Value, End of Period	$11.12

Total Return (c)(d)	11.20%

Net Assets, End of Period (in thousands)	$1,109

Average Net Assets for the Period (in thousands)	$844

Ratios of:
Gross Expenses to Average Net Assets (e)	1.93%	(a)
Net Expenses to Average Net Assets (e)	1.93%	(a)
Net Investment Loss to Average Net Assets	(0.48)%	(a)

Portfolio turnover rate	2.63%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

THE VILAS FUND

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Vilas Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on November 18, 2010. The investment objective of the Fund is to seek long-term capital appreciation with a secondary objective of current income.  In order to achieve its investment objective, Vilas Capital Management LLC (“Advisor”) will use a value investment strategy.  To select securities for the Fund, the Advisor seeks to quantify the intrinsic value of a security and purchase such security when the Advisor’s analysis indicates the market value reflects a discount from the intrinsic value. The same process is used to exit investment positions, selling those same securities when the market values reach a premium, full value, or value without sufficient room for appreciation. The strategy is value oriented based upon the idea of purchasing assets when they are undervalued and selling assets when they are fully or overvalued. In addition, the Fund may short sell securities that the Advisor believes are overvalued.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as

(Continued)

THE VILAS FUND

Notes to Financial Statements
(Unaudited)

determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the initial period from November 18, 2010 through February 28, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$1,023,663	$1,023,663	$-	$-
Open-End Fund	5,218	-	5,218	-
Total	$1,028,881	$1,023,663	$5,218	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund’s average daily net assets at the annual rate of 1.50%.
(Continued)

THE VILAS FUND

Notes to Financial Statements
(Unaudited)

The Advisor has entered into an Operating Plan with the Fund’s administrator, through November 30, 2011, under which it has agreed to assume Acquired Fund Fees and Expenses as well as certain fees of the administrator to the extent such expenses cause the Total Annual Fund Operating Expenses to exceed 1.95% of the average daily net assets of the Fund. The Operating Plan may be terminated by either party at the conclusion of the then current term upon (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties. The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund (with the exception of registration and filing fees), and provides the Fund with certain administrative, fund accounting, and compliance services. As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.45% if the average daily net assets are under $45 million and gradually decreases to an annual rate of 0.124% once the average daily net assets reach $2 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  The Fund paid $1,048 of administration fees for the initial period from November 18, 2010 through February 28, 2011.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

3.	Purchases and Sales of Investment Securities

For the initial period from November 18, 2010 through February 28, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial Period	Purchases of Securities	Proceeds from Sales of Securities
November 18, 2010 - February 28, 2011	$938,388	$16,241

(Continued)

THE VILAS FUND

Notes to Financial Statements
(Unaudited)

There were no long-term purchases or sales of U.S Government Obligations during the initial period from November 18, 2010 through February 28, 2011.

4.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, is applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  During the initial period from November 18, 2010 through February 28, 2011, the Fund did not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

At February 28, 2011, the tax-basis cost of investments for federal income tax purposes were as follows:

Cost of Investments	$928,542

Unrealized Appreciation	$108,670
Unrealized Depreciation	(8,331)
Net Unrealized Appreciation	100,339

5.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

6.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

The Vilas Fund will discontinue operations on May 27, 2011.  At a meeting held on April 28, 2011, the Fund’s Board of Trustees, in consultation with the Funds’ investment advisor, Vilas Capital Management, LLC, determined that dissolution and liquidation of the Fund is in the best interests of the Fund and its shareholders and, accordingly, directed that (i) all of the Fund’s portfolio securities be liquidated in an orderly manner and (ii) all outstanding shareholder accounts on May 27, 2011 be closed and the proceeds of each account sent to the shareholder’s address of record or to such other address as directed by the shareholder.  The Fund has discontinued sales of new shares and no longer accepts purchase orders.  Shareholders may direct any questions about their account to the Fund at 1-800-773-3863.

This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

THE VILAS FUND

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended February 28, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.  Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At the organizational meeting of the Fund’s Board of Trustees on September 15, 2010, the Trustees initially approved the Investment Advisory Agreement for an initial two-year term.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services to be provided by the Advisor to the Fund including, without limitation, the Advisor’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, coordination of services for the Fund among the Fund’s service providers, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees also noted that the Fund’s principal officer is the chief executive officer of the Advisor and will serve the Fund without additional compensation.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., the Advisor’s Form ADV and descriptions of the Advisor’s business and compliance program), the Board of Trustees concluded that the quality, extent, and nature of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance programs, policies, and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset levels of the Fund; the Advisor’s payment of startup costs for the Fund; and the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements of the Advisor and discussed the financial stability and profitability of the firm.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients.  The Trustees then compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund’s management fees were higher than most of the comparable funds but lower than a couple

(Continued)

THE VILAS FUND

Additional Information (Unaudited)

and were higher than the peer group average.  The Trustees also determined that the Fund’s net expense ratio was higher than some of the comparable funds and lower than others and was higher than the peer group average.  The Trustees noted that the Advisor either makes payments to the Administrator or directly pays for certain expenses of the Funds under an Operating Plan in order to help limit the Funds’ annual operating expenses.  The Trustees also noted that the Fund’s asset levels were expected to be much smaller than the industry average during its start-up phase.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered the Fund’s fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee would stay the same when the Fund reached higher asset levels, the Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund would benefit from economies of scale under its agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’s agreement with its fund accountant and administrator would determine the Fund’s gross expenses and that this agreement utilized breakpoints in its fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board of Trustees determined that the Fund’s fee arrangements with the Advisor were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

The Vilas Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services	Vilas Capital Management, LLC
116 South Franklin Street	8000 Excelsior Dr., Suite 300
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Madison, Wisconsin 53717

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: vilascapital.com

Item 2.    CODE OF ETHICS.

Not applicable.

Item 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.    SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.  CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ John C. Thompson
John C. Thompson President, Treasurer, Principal Executive Officer and Principal Financial Officer, The Vilas Fund
Date: April 29, 2011

By: (Signature and Title)	/s/ James C. Roumell
James C. Roumell President and Principal Executive Officer Roumell Opportunistic Value Fund
Date: April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ John C. Thompson
John C. Thompson President, Treasurer, Principal Executive Officer and Principal Financial Officer, The Vilas Fund
Date: April 29, 2011

By: (Signature and Title)	/s/ James C. Roumell
James C. Roumell President and Principal Executive Officer Roumell Opportunistic Value Fund
Date: April 29, 2011

By: (Signature and Title)	/s/ Craig L. Lukin
Craig L. Lukin Treasurer and Principal Financial Officer Roumell Opportunistic Value Fund
Date: April 29, 2011